Inventories (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Lubricants	$ 17,167	$ 13,945
Bunkers	64,495	48,417
Total	$ 81,662	$ 62,362